CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK
CAPITAL STOCK

20.  CAPITAL STOCK

(a)   Authorized capital stock

An unlimited number of Common Shares, without par value;

An unlimited number of non-voting Cumulative First Preferred Shares, without par value; the number of preferred shares in each series and the related characteristics, rights and privileges are determined by the Board of Directors prior to each issue:

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An unlimited number of Cumulative First Preferred Shares, Series A (“Preferred A Shares”), carrying a 12.5% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series B (“Preferred B Shares”), carrying a fixed cumulative preferential dividend generally equivalent to the Corporation’s credit facility interest rate, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series C (“Preferred C Shares”), carrying an 11.25% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series D (“Preferred D Shares”), carrying an 11.0% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series F (“Preferred F Shares”), carrying a 10.85% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series G (“Preferred G Shares”), carrying a 10.85% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

An unlimited number of non-voting Preferred Shares, Series E (“Preferred E Shares”), carrying a non‑cumulative dividend subsequent to the holders of Cumulative First Preferred Shares, redeemable at the option of the holder and retractable at the option of the Corporation.

(b)   Issued and outstanding capital stock

	Common Shares
	Number	Amount
Balance as of December 31, 2018 and 2019	79,377,062	$3,019.7
Reduction of paid-up capital	—	(1,729.1)
Balance as of December 31, 2020	79,377,062	$1,290.6

In 2020, the Corporation reduced its paid-up capital for a total cash consideration of $996.1 million. In addition, a non-cash amount of $733.0 million reduced the Corporation paid-up capital and was transferred to contributed surplus.

On May 11 and June 22, 2018, Quebecor Media repurchased a total of 16,064,215 of its Common Shares held by CDP Capital d’Amérique Investissements inc. (“CDP Capital”), for a total aggregate purchase price of $1.54 billion, paid in cash.  All repurchased shares were cancelled. The excess of $928.9 million of the purchase price over the carrying value of Common Shares repurchased were recorded in increase of the deficit. Cash on hand and drawings under the Videotron secured revolving credit facility were used to finance the Corporation Common Shares repurchase.